Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17	COMMITMENTS AND CONTINGENCIES
Short-term operating lease commitments
The Group had short-term operating lease commitments for certain offices of RMB4,420 (US$623) as of December 31, 2023, which are scheduled to be paid within one year.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.